                                                     AUGUST 3, 1998  PROSPECTUS


J.P. MORGAN CALIFORNIA BOND FUND


                                                     --------------------------
                                                     Seeking high total return
                                                     by investing primarily in
                                                     fixed income securities.



This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                 JPMORGAN

CONTENTS
--------------------------------------------------------------------------------

 2
---
The fund's goal, investment approach, risks, expenses, and performance


J.P. MORGAN CALIFORNIA BOND FUND


Fund description . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
Performance. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Investor expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

 4
---

FIXED INCOME MANAGEMENT APPROACH


Who may want to invest.........................................................4
J.P. Morgan....................................................................4
Fixed income investment process. . . . . . . . . . . . . . . . . . . . . . . . 5

 6
---
Investing in the J.P. Morgan California Bond Fund

YOUR INVESTMENT


Investing through a financial professional . . . . . . . . . . . . . . . . . . 6
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Opening your account . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Adding to your account . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
Account and transaction policies . . . . . . . . . . . . . . . . . . . . . . . 7
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . . . . . 8
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8


 9
---
More about risk and the fund's business operations

FUND DETAILS

Business structure . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Management and administration. . . . . . . . . . . . . . . . . . . . . . . . . 9
Risk and reward elements . . . . . . . . . . . . . . . . . . . . . . . . . .  10
Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
Financial highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . .  back cover

J.P. MORGAN CALIFORNIA BOND FUND
--------------------------------------------------------------------------------
                                   REGISTRANT: J.P. MORGAN SERIES TRUST
                                   (J.P. MORGAN CALIFORNIA BOND FUND:
                                   SELECT SHARES)


[GRAPHIC]
GOAL

The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in California municipal securities whose income is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.


[GRAPHIC]
RISK/RETURN SUMMARY

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 10-12.




Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $285 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

BEFORE YOU INVEST


Investors considering the fund should understand that:

-    There is no assurance that the fund will meet its investment goal.

- The fund invests a portion of assets in non-investment-grade bonds ("junk bonds"), which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

-    The fund does not represent a complete investment program.


2   J.P. MORGAN CALIFORNIA BOND FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan California Bond Fund.1

The table indicates the risks by showing how the fund's average annual returns for the past year compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for period ended December 31, 1997
-----------------------------------------------------------------------------------------------------------
                                                                                               PAST 1 YR.
J.P. MORGAN CALIFORNIA BOND FUND: INSTITUTIONAL SHARES(1) (a separate class of shares)              7.72
-----------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX (no expenses)                                        7.97
-----------------------------------------------------------------------------------------------------------

                                              [GRAPH]

TOTAL RETURN (%)    Shows changes in returns by calendar year(2)
-----------------------------------------------------------------------------------------------------------
                                                                                                    1997
J.P. MORGAN CALIFORNIA BOND FUND:INSTITUTIONAL SHARES(1) (a separate class of shares)               7.72
Lehman Brothers 1-16 Year Municipal Bond Index                                                      7.97

For the period covered by this total return chart, the J.P. Morgan California Bond Fund:Institutional Shares highest quarterly return was 3.04%(for the quarter ended 6/30/97); and the lowest quarterly return was -0.34% (for the quarter ended 3/31/97).

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

-----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(3) (%)
(expenses that are deducted from fund assets)
-----------------------------------------------------------
Management fees                                       0.30
Marketing (12b-1) fees                                none
Other expenses(4)                                     0.70
-----------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(4)                                 1.00
-----------------------------------------------------------

EXPENSE EXAMPLE
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

-----------------------------------------------------------
                    1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)        102       318       552       1,225
-----------------------------------------------------------

(1) The fund commenced operations on 4/21/97 and returns reflect performance of J.P. Morgan California Bond Fund: Institutional Shares (a separate class of shares) from 12/31/96 through 12/31/97. Performance during this period reflects operating expenses which are 0.20% of net assets lower than those of the fund. Accordingly, performance returns for the fund would have been lower if an investment had been made in the fund during the same time period.

(2) The fund's fiscal year end is 4/30. For the period 1/1/98 through 6/30/98, the total return for J.P. Morgan California Bond Fund: Institutional Shares was 1.66% and the total return for the index was 2.50%.

(3) This table shows expenses for the past fiscal year before reimbursement, expressed as a percentage of average net assets.

(4) AFTER REIMBURSEMENT, OTHER EXPENSES AND TOTAL OPERATING EXPENSES FOR THE PAST FISCAL YEAR WERE 0.35% AND 0.65%, RESPECTIVELY. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


                                          J.P. MORGAN CALIFORNIA BOND FUND   3

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN CALIFORNIA BOND FUND

The J.P. Morgan California Bond Fund invests primarily in bonds and other fixed income securities.

The fund's investment philosophy, developed by its advisor, emphasizes the potential for consistently enhancing performance while managing risk.

WHO MAY WANT TO INVEST

The fund is designed for investors who:

-    want to add an income investment to further diversify a portfolio

- want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

-    want an investment that pays monthly dividends

- are seeking income that is exempt from federal and state personal income taxes in California

The fund is NOT designed for investors who:

-    are investing for aggressive long-term growth

-    require stability of principal

-    are investing through a tax-deferred account such as an IRA


J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $285 billion in assets under management, including assets managed by the fund's advisor, Morgan Guaranty Trust Company of New York.

--------------------------------------------------------------------------------



FIXED INCOME INVESTMENT PROCESS


J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and may take positions in many different ones, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC]
The fund invests across a range of different types of securities

SECTOR ALLOCATION The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.


[GRAPHIC]
The fund makes its portfolio decisions as described earlier in this prospectus

SECURITY SELECTION Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

[GRAPHIC]
J.P. Morgan uses a disciplined process to control the fund's sensitivity to interest rates

DURATION MANAGEMENT Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration (a measure of average weighted maturity of the securities held by the fund and a common measurement of sensitivity to interest rate movements), typically remaining relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the fund and make tactical adjustments as necessary.


                                           5   FIXED INCOME MANAGEMENT APPROACH

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Determine the amount you are investing. The minimum amount for initial investments is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

-    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

     BY WIRE

-    Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     State Street Bank & Trust Company
     ROUTING NUMBER: 011-000-028
     CREDIT: J.P. Morgan Funds
     ACCOUNT NUMBER: 9904-226-9
     FFC: your account number, name of registered owner(s) and fund name

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

-    Mail the check with your completed application to the Transfer Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.


6   YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

     BY PHONE -- WIRE PAYMENT

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     BY PHONE -- CHECK PAYMENT

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-    Indicate whether you want the proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-    Mail the letter to the Shareholder Services Agent.

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in this fund for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.


BUSINESS HOURS AND NAV CALCULATIONS The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes, but may be priced using fair value pricing when these methods are not readily available.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
TRANSFER AGENT                               SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY          J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                                522 Fifth Avenue
Boston, MA02266-8411                         New York, NY 10036
Attention: J.P. Morgan Funds Services        1-800-521-5411

                                             Representatives are available 8:00
                                             a.m. to 5:00 p.m. eastern time on
                                             fund business days.


                                                              YOUR INVESTMENT  7

--------------------------------------------------------------------------------
TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.


ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS


In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

TRANSACTION                                       TAX STATUS
--------------------------------------------------------------------------------
Income dividends                                  Exempt from federal and state
                                                  personal income taxes for
                                                  California residents only
--------------------------------------------------------------------------------
Short-term capital gains                          Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                           Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                             Capital gains or
shares owned for more                             losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                             Gains are treated as ordinary
shares owned for one year                         income; losses are subject
or less                                           to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.


A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8   YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE


The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION

The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

ADVISORY SERVICES                  0.30% of the fund's average
                                   net assets
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES            Fund's pro-rata portion of
(fee shared with Funds             0.09% of the first $7 billion in
Distributor, Inc.)                 J.P. Morgan-advised portfolios,
                                   plus 0.04% of average net assets
                                   over $7 billion
--------------------------------------------------------------------------------


SHAREHOLDER SERVICES               0.25% of the fund's average
                                   net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.

YEAR 2000


Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund, do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent January 1, 2000 and after date-related problems from adversely impacting fund operations and shareholders.

                                                            FUND DETAILS   9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS


This table discusses the main elements that make up the fund's overall risk and reward characteristics (described on page 2). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

---------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                POLICIES TO BALANCE RISK AND REWARD

---------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
- The fund's share price, yield,     - Bonds have generally           -  Under normal circumstances the fund plans to remain
  and total return will fluctuate      outperformed money                fully invested in bonds and other fixed income
  in response to bond market           market investments over           securities as noted in the table on page 12
  movements                            the long term, with
                                       less risk than stocks          -  The fund seeks to limit risk and enhance total return
                                                                         or yields through careful management, sector
- The value of most bonds will       - Most bonds will rise in           allocation, individual securities selection, and
  fall when interest rates rise;       value when interest               duration management
  the longer a bond's maturity         rates fall
  and the lower its credit                                            -  During severe market downturns, the fund has the option
  quality, the more its value        - Asset-backed securities           of investing up to 100% of assets in investment-grade
  typically falls                      can offer attractive              short-term securities
                                       returns
                                                                      -  J.P. Morgan monitors interest rate trends, as well as
- Adverse market conditions may                                          geographic and demographic information related to
  from time to time cause the fund                                       asset-backed securities and prepayments
  to take temporary defensive
  positions that are inconsistent
  with its principal investment
  strategies and may hinder the
  fund from acheiving its
  investment objective


- Asset-backed securities
  (securities representing
  an interest in, or secured by,
  a pool of assets such as
  receivables) could generate
  capital losses or periods of low
  yields if they are paid off
  substantially earlier or
  later than anticipated
------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES
- The fund could underperform its    -  The fund could outperform     -  J.P. Morgan focuses its active management on those
  benchmark due to its sector,          its  benchmark due to            areas where it believes its commitment to research
  securities, or duration               these same choices               can most enhance returns and manage risks in a
  choices                                                                consistent way
------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY
- The default of an issuer           -  Investment-grade bonds        - The fund maintains its own policies for balancing
  would leave the fund with             have a lower risk of            credit quality against potential yields and gains in
  unpaid interest or principal          default                         light of its investment goals

                                     -  Junk bonds offer              - J.P. Morgan develops its own ratings of unrated
- Junk bonds (those rated BB/Ba         higher yields and               securities and makes a credit quality determination
  or lower) have a higher risk          higher potential gains          for unrated securities
  of default, tend to be less
  liquid, and may be more
  difficult to value
------------------------------------------------------------------------------------------------------------------------------

10   FUND DETAILS

---------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                      POTENTIAL REWARDS                POLICIES TO BALANCE RISK AND REWARD
---------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS
- The fund could have difficulty     -  These holdings may offer      - The fund may not invest more than 15% of net assets
  valuing these holdings                more attractive yields          in illiquid holdings
  precisely                             or potential growth than
                                        comparable widely traded      - To maintain adequate liquidity to meet redemptions,
- The fund could be unable to           securities                      the fund may hold investment-grade short-term
  sell these holdings at the                                            securities (including repurchase agreements) and,
  time or price desired                                                 for temporary or extraordinary purposes, may borrow
                                                                        from banks up to 331/3% of the value of its assets
------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED DELIVERY
SECURITIES
- When the fund buys securities      -  The fund can take             - The fund uses segregated accounts to offset leverage
  before issue or for delayed           advantage of attractive         risk
  delivery, it could be exposed         transaction opportunities
  to leverage risk if it does
  not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING
- Increased trading would raise    -  The fund could realize          - The fund anticipates a portfolio turnover rate of
  the fund's transaction costs        gains in a short period           approximately 75%
                                      of time
                                                                      - The fund generally avoids short-term trading, except
- Increased short-term capital     -  The fund could protect            to take advantage of attractive or unexpected
  gains distributions would           against losses if a bond          opportunities or to meet demands generated by
  raise shareholders' income tax      is overvalued and its             shareholder activity
  liability                           value later falls
------------------------------------------------------------------------------------------------------------------------------

The fund is also permitted to enter into futures and options transactions, however, these transactions result in taxable gains or losses so it is expected that the fund will utilize them infrequently.


                                                            FUND DETAILS   11

----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
This table discusses the customary types of securities which can be held by the fund. In each case the principal types of risk are listed (see below for definitions).
                                                                      /X/   Permitted
                                                                      / /   Permitted, but not typically used      CALIFORNIA
                                                                                                                   BOND FUND

                                                                                PRINCIPAL TYPES OF RISK

----------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES  Interests in a stream of payments from       credit, interest rate, market, prepayment       / /
specific assets, such as auto or credit card receivables.

----------------------------------------------------------------------------------------------------------------------------
BANK OBLIGATIONS  Negotiable certificates of deposit, time            credit, liquidity                               / /
deposits and bankers' acceptances.
----------------------------------------------------------------------------------------------------------------------------


COMMERCIAL PAPER  Unsecured short term debt issued by banks or        credit, interest rate, liquidity, market        /X/
corporations. These securities are usually discounted and are rated by S&P or Moody's.

----------------------------------------------------------------------------------------------------------------------------
PRIVATE PLACEMENTS  Bonds or other investments that are sold          credit, interest rate, liquidity, market,       /X/
directly to an institutional investor.                                valuation
----------------------------------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS  Contracts whereby the seller of a security     credit                                          / /
agrees to repurchase the same security from the buyer on a
particular date and at a specific price.

----------------------------------------------------------------------------------------------------------------------------
SYNTHETIC VARIABLE RATE INSTRUMENTS  Debt instruments whereby the     credit, interest rate, leverage, liquidity,     /X/
issuer agrees to exchange one security for another in order to        market
change the maturity or quality of a security in the fund.
----------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MUNICIPAL SECURITIES  Securities, generally issued as      credit, interest rate, market, natural event,   /X/(1)
general obligation and revenue bonds, whose interest is exempt        political
from federal taxation and state and/or local taxes in the state where the securities were issued.
----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES  Debt instruments (Treasury bills,         interest rate                                   /X/
notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
----------------------------------------------------------------------------------------------------------------------------
ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES             credit, interest rate, liquidity, market,       /X/
Securities offering non-cash or delayed-cash payment. Their prices    valuation
are typically more volatile than those of some other debt
instruments and involve certain special tax considerations.
----------------------------------------------------------------------------------------------------------------------------

RISK RELATED TO CERTAIN SECURITIES HELD BY J.P. MORGAN CALIFORNIA BOND FUND:


CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk of a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1)  At least 65% of assets must be in California municipal securities.


12   FUND DETAILS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past two fiscal periods. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.




--------------------------------------------------------------------------------
PER-SHARE DATA      For fiscal periods ended April 30
--------------------------------------------------------------------------------
                                                      1997(1)          1998
NET ASSET VALUE, BEGINNING OF PERIOD ($)               10.00          10.04
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                             0.01           0.41
  Net realized and unrealized gain (loss)
  on investment ($)                                     0.04           0.31
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                    0.05           0.72
--------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                            (0.01)         (0.41)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                     10.04          10.35
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                        0.51(2)        7.20
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                  302          5,811
--------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
EXPENSES (%)                                            0.62(3)        0.65
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                               4.52(3)        3.94
--------------------------------------------------------------------------------
DECREASE REFLECTED IN EXPENSE RATIO DUE TO
EXPENSE REIMBURSEMENT (%)                               0.55(3)        0.35
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                                    40             44
--------------------------------------------------------------------------------

(1) The fund commenced operations on 4/21/97.
(2) Not annualized.
(3) Annualized.

                                                            FUND DETAILS   13

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.


Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. MORGAN CALIFORNIA BOND FUND
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07795 and 033-11125.

J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.


JPMORGAN
--------------------------------------------------------------------------------
J.P. MORGAN FUNDS

ADVISOR                                      DISTRIBUTOR
Morgan Guaranty Trust Company of New York    Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-521-5411                               1-800-221-7930

                                  AUGUST 3, 1998            PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL
CALIFORNIA BOND FUND

                                  ----------------------------------------------
                                  Seeking high total return
                                  by investing primarily in
                                  fixed income securities.

This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                                JP Morgan

--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------


2                       J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND

The fund's goal,        Fund description .................................    2
investment approach,
risks, expenses, and    Performance ......................................    3
performance
                        Investor expenses ................................    3


4                       FIXED INCOME MANAGEMENT APPROACH


                        Who may want to invest............................    4

                        J.P. Morgan.......................................    4

                        Fixed income investment process ..................    5


6                       YOUR INVESTMENT

Investing in the        Investing through a financial professional .......    6
J.P. Morgan
Institutional           Investing directly ...............................    6
California Bond
Fund                    Opening your account .............................    6

                        Adding to your account ...........................    6

                        Selling shares ...................................    7

                        Account and transaction policies .................    7

                        Dividends and distributions ......................    8

                        Tax considerations ...............................    8


9                       FUND DETAILS

More about risk and     Business structure ...............................    9
the fund's business
operations              Management and administration ....................    9

                        Risk and reward elements .........................   10

                        Investments ......................................   12



                        Financial highlights .............................   13


                        FOR MORE INFORMATION .....................   back cover

J.P. MORGAN INSTITUTIONAL
CALIFORNIA BOND FUND                        TICKER SYMBOL: JPICX
--------------------------------------------------------------------------------
                                            REGISTRANT: J.P. MORGAN SERIES TRUST
                                            (J.P. MORGAN CALIFORNIA BOND FUND:
                                            INSTITUTIONAL SHARES)

[GRAPHIC]

      GOAL


      The fund's goal is to provide high after-tax total return for California residents consistent with moderate risk of capital. This goal can be changed without shareholder approval.

[GRAPHIC]

      INVESTMENT APPROACH

      The fund invests primarily in California municipal securities whose income is free from federal and state personal income taxes for California residents. Because the fund's goal is high after-tax total return rather than high tax-exempt income, the fund may invest to a limited extent in securities of other states or territories. To the extent that the fund invests in municipal securities of other states, the income from such securities would be free from federal personal income taxes for California residents but would be subject to California state personal income taxes. For non-California residents, the income from California municipal securities is free from federal personal income taxes only. The fund may also invest in taxable securities. The fund's securities may be of any maturity, but under normal market conditions the fund's duration will generally range between three and ten years, similar to that of the Lehman Brothers 1-16 Year Municipal Bond Index. At least 90% of assets must be invested in securities that, at the time of purchase, are rated investment-grade (BBB/Baa or better) or are the unrated equivalent. No more than 10% of assets may be invested in securities as low as B.

[GRAPHIC]


      RISK/RETURN SUMMARY

      The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5. Because most of the fund's investments will typically be from issuers in the State of California, its performance will be affected by the fiscal and economic health of that state and its municipalities. The fund is non-diversified and may invest more than 5% of assets in a single issuer, which could further concentrate its risks. To the extent that the fund seeks higher returns by investing in non-investment-grade bonds, it takes on additional risks, because these bonds are more sensitive to economic news and their issuers are in less secure financial condition. The fund's investments and their main risks, as well as fund strategies, are described in more detail on pages 10-12.




Shares in the fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. The value of the fund's shares will fluctuate over time. You could lose money if you sell when the fund's share price is lower than when you invested.

PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $285 billion, including more than $8 billion using the same strategy as this fund.

The portfolio management team is led by Robert W. Meiselas, vice president, who has been at J.P. Morgan since 1987, and Elaine B. Young, vice president, who joined J.P. Morgan from Scudder, Stevens & Clark, Inc. in 1994 where she was a municipal bond trader and fixed income portfolio manager. Both have been on the team since June of 1997.

--------------------------------------------------------------------------------
Before you invest


Investors considering the fund should understand that:

o     There is no assurance that the fund will meet its investment goal.

o The fund invests a portion of assets in non-investment-grade bonds ("junk bonds"), which offer higher potential yields but have a higher risk of default and are more sensitive to market risk than investment-grade bonds.

o     The fund does not represent a complete investment program.


2     J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND

--------------------------------------------------------------------------------


PERFORMANCE (unaudited)

The table and bar chart shown below indicate the risks of investing in J.P. Morgan Institutional California Bond Fund.

The table indicates the risks by showing how the fund's average annual returns for the past year compare to those of the Lehman Brothers 1-16 Year Municipal Bond Index. This is a widely recognized, unmanaged index of general obligation and revenue bonds with maturities of 1-16 years.

The bar chart indicates the risks by showing changes in the performance of the fund's shares from year to year since the fund's inception date.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

                                   Shows performance over time, for period ended
Average annual total return (%)    December 31, 1997
--------------------------------------------------------------------------------
                                                                      Past 1 yr.

J.P. Morgan Institutional California Bond Fund (after expenses)         7.72
--------------------------------------------------------------------------------
Lehman Brothers 1-16 Year Municipal Bond Index (no expenses)            7.97
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

Total return (%)                   Shows changes in returns by calendar year(1)
--------------------------------------------------------------------------------
                                                                        1997

J.P. Morgan Institutional California Bond Fund                          7.72
Lehman Brothers 1-16 Year Municipal Bond Index                          7.97

For the period covered by this total return chart, the fund's highest quarterly return was 3.04% (for the quarter ended 6/30/97) and the lowest quarterly return was -0.34% (for the quarter ended 3/31/97).

================================================================================
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.

Annual fund operating expenses(2) (%)
(expenses that are deducted from fund assets)

Management fees                                                             0.30

Marketing (12b-1) fees                                                      none

Other expenses(3)                                                           0.54
================================================================================
Total annual fund
operating expenses(3)                                                       0.84
--------------------------------------------------------------------------------

Expense example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.

--------------------------------------------------------------------------------
                                       1 yr.      3 yrs.      5 yrs.     10 yrs.

Your cost($)                            86         268         466       1,037
--------------------------------------------------------------------------------
================================================================================

(1) The fund's fiscal year end is 4/30. For the period 1/1/98 through 6/30/98, the total return for the fund was 1.66% and the total return for the index was 2.50%.

(2) This table is restated to show the current fee arrangements in effect as of August 1, 1998, and shows expenses for the past fiscal year, before reimbursement, expressed as a percentage of average net assets.

(3) Effective August 1, 1998, after reimbursement, other expenses and total operating expenses will be 0.20% and 0.50%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

--------------------------------------------------------------------------------

                             J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND    3

 FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------


J.P. MORGAN INSTITUTIONAL CALIFORNIA BOND FUND

The J.P. Morgan Institutional California Bond Fund invests primarily in bonds and other fixed income securities.

The fund's investment philosophy, developed by its advisor, emphasizes the potential for consistently enhancing performance while managing risk.

WHO MAY WANT TO INVEST

The fund is designed for investors who:

o     want to add an income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of stock funds

o     want an investment that pays monthly dividends

o are seeking income that is exempt from federal and state personal income taxes in California

The fund is not designed for investors who:

o     are investing for aggressive long-term growth

o     require stability of principal

o     are investing through a tax-deferred account such as an IRA

J.P. MORGAN


Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $285 billion in assets under management, including assets managed by the fund's advisor, Morgan Guaranty Trust Company of New York.

--------------------------------------------------------------------------------



FIXED INCOME INVESTMENT PROCESS


J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and may take positions in many different ones, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

                                                               [GRAPHIC]

                                                 The fund invests across a range
                                                of different types of securities

Sector allocation    The sector allocation team meets monthly, analyzing the
fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

                                                               [GRAPHIC]


                                       The fund makes its portfolio decisions as
                                            described earlier in this prospectus

Security selection   Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

                                                               [GRAPHIC]

                                          J.P. Morgan uses a disciplined process
                                               to control the fund's sensitivity
                                                               to interest rates

Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration (a measure of average weighted maturity of the securities held by the fund and a common measurement of sensitivity to interest rate movements), typically remaining relatively close to the duration of the market as a whole, as represented by the fund's benchmark. The strategists closely monitor the fund and make tactical adjustments as necessary.

                                          FIXED INCOME MANAGEMENT APPROACH     5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments is $5,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

By wire

o     Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

      Morgan Guaranty Trust Company of New York
      Routing number: 021-000-238
      Credit: J.P. Morgan Institutional Funds
      Account number: 001-57-689
      FFC: your account number, name of registered owner(s) and fund name

By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

By exchange

o     Call the Shareholder Services Agent to effect an exchange.


6     YOUR INVESTMENT

--------------------------------------------------------------------------------

SELLING SHARES

By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o     Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o     Mail the letter to the Shareholder Services Agent.

By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders    The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges   You may exchange shares in this fund for shares in any other J.P.
Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable premiums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.


Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes, but may be priced using fair value pricing when these methods are not readily available.

Timing of orders   Orders to buy or sell shares are executed at the next NAV
calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------

                                      Shareholder Services Agent
                                      J.P. Morgan Funds Services
                                      522 Fifth Avenue
                                      New York, NY 10036
                                      1-800-766-7722

                                      Representatives are available 8:00 a.m.
                                      to 5:00 p.m. eastern time on fund business days.


                                                             YOUR INVESTMENT   7

--------------------------------------------------------------------------------

Timing of settlements   When you buy shares, you will become the owner of record
when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports   The fund sends monthly account statements as well as
confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.


Accounts with below-minimum balances   If your account balance falls below the
minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS


In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

================================================================================
Transaction                     Tax status
--------------------------------------------------------------------------------
Income dividends                Exempt from federal and state personal income
                                taxes for California residents only
--------------------------------------------------------------------------------
Short-term capital gains        Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains         Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of           Capital gains or
shares owned for more           losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of           Gains are treated as ordinary
shares owned for one year       income; losses are subject
or less                         to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution.


A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


8   YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE


The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

MANAGEMENT AND ADMINISTRATION

The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services            0.30% of the fund's average net assets
--------------------------------------------------------------------------------
Administrative services      Fund's pro-rata portion of 0.09% of the first
(fee shared with Funds       $7 billion in J.P. Morgan-advised portfolios,
Distributor, Inc.)           plus 0.04% of average net assets over $7 billion
--------------------------------------------------------------------------------


Shareholder services         0.10% of the fund's average net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.

YEAR 2000


Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund, do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent January 1, 2000 and after date-related problems from adversely impacting fund operations and shareholders.



                                                                FUND DETAILS   9

RISK AND REWARD ELEMENTS
--------------------------------------------------------------------------------


This table discusses the main elements that make up the fund's overall risk and reward characteristics (described on page 2). It also outlines the fund's policies toward various securities, including those that are designed to help the fund manage risk.

====================================================================================================================================
Potential risks                               Potential rewards                             Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions


o  The fund's share price, yield, and         o  Bonds have generally outperformed          o  Under normal circumstances the fund
   total return will fluctuate in                money market investments over the             plans to remain fully invested in
   response to bond market movements             long term, with less risk than stocks         bonds and other fixed income
                                                                                               securities as noted in the table on
o  The value of most bonds will fall          o  Most bonds will rise in value when            page 12
   when interest rates rise; the longer          interest rates fall
   a bond's maturity and the lower its                                                      o  The fund seeks to limit risk and
   credit quality, the more its value         o  Asset-backed securities can offer             enhance total return or yields
   typically falls                               attractive returns                            through careful management, sector
                                                                                               allocation, individual securities
o  Adverse market conditions may from                                                          selection, and duration management
   time to time cause the fund to take
   temporary defensive positions that                                                       o  During severe market downturns, the
   are inconsistent with its principal                                                         fund has the option of investing up
   investment strategies and may hinder                                                        to 100% of assets in investment-grade
   the fund from acheiving its                                                                 short-term securities
   investment objective
                                                                                            o  J.P. Morgan monitors interest rate
o  Asset-backed securities (securities                                                         trends, as well as geographic and
   representing an interest in, or                                                             demographic information related to
   secured by, a pool of assets such as                                                        asset-backed securities and
   receivables) could generate capital                                                         prepayments
   losses or periods of low yields if
   they are paid off substantially
   earlier or later than anticipated
------------------------------------------------------------------------------------------------------------------------------------
Management choices


o  The fund could underperform its            o  The fund could outperform its              o  J.P. Morgan focuses its active
   benchmark due to its sector,                  benchmark due to these same choices           management on those areas where it
   securities, or duration choices                                                             believes its commitment to research
                                                                                               can most enhance returns and manage
                                                                                               risks in a consistent way
------------------------------------------------------------------------------------------------------------------------------------
Credit quality

o  The default of an issuer would leave       o  Investment-grade bonds have a lower        o  The fund maintains its own policies
   the fund with unpaid interest or              risk of default                               for balancing credit quality against
   principal                                                                                   potential yields and gains in light
                                              o  Junk bonds offer higher yields and            of its investment goals
o  Junk bonds (those rated BB/Ba or              higher potential gains
   lower) have a higher risk of default,                                                    o  J.P. Morgan develops its own ratings
   tend to be less liquid, and may be                                                          of unrated securities and makes a
   more difficult to value                                                                     credit quality determination for
                                                                                               unrated securities
------------------------------------------------------------------------------------------------------------------------------------


10    FUND DETAILS

--------------------------------------------------------------------------------

====================================================================================================================================
Potential risks                               Potential rewards                             Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings

o  The fund could have difficulty             o  These holdings may offer more              o  The fund may not invest more than 15%
   valuing these holdings precisely              attractive yields or potential growth         of net assets in illiquid holdings
                                                 than comparable widely traded
o  The fund could be unable to sell              securities                                 o  To maintain adequate liquidity to
   these holdings at the time or price                                                         meet redemptions, the fund may hold
   desired                                                                                     investment-grade short-term
                                                                                               securities (including repurchase
                                                                                               agreements) and, for temporary or
                                                                                               extraordinary purposes, may borrow
                                                                                               from banks up to 33 1/3% of the value
                                                                                               of its assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed delivery securities

o  When the fund buys securities before       o  The fund can take advantage of             o  The fund uses segregated accounts to
   issue or for delayed delivery, it             attractive transaction opportunities          offset leverage risk
   could be exposed to leverage risk if
   it does not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading

o  Increased trading would raise the          o  The fund could realize gains in a          o  The fund anticipates a portfolio
   fund's transaction costs                      short period of time                          turnover rate of approximately 75%

o  Increased short-term capital gains         o  The fund could protect against losses      o  The fund generally avoids short-term
   distributions would raise                     if a bond is overvalued and its value         trading, except to take advantage of
   shareholders' income tax liability            later falls                                   attractive or unexpected
                                                                                               opportunities or to meet demands
                                                                                               generated by shareholder activity
------------------------------------------------------------------------------------------------------------------------------------

The fund is also permitted to enter into futures and options transactions, however, these transactions result in taxable gains or losses so it is expected that the fund will utilize them infrequently.


                                                               FUND DETAILS   11

--------------------------------------------------------------------------------

Investments

This table discusses the customary types of securities which can be held by the fund. In each case the principal types of risk are listed (see below for definitions).

                                             |X|  Permitted

                                             |_|  Permitted, but not
                                                  typically used             California
                                                                                Bond
                                                Principal Types of Risk         Fund
----------------------------------------------------------------------------------------


Asset-backed securities   Interests in a     credit, interest rate, market,     |_|
stream of payments from specific assets,     prepayment
such as auto or credit card receivables.

----------------------------------------------------------------------------------------
Bank obligations   Negotiable certificates   credit, liquidity                  |_|
of deposit, time deposits and bankers'
acceptances.
----------------------------------------------------------------------------------------


Commercial paper   Unsecured short term      credit, interest rate,             |X|
debt issued by banks or corporations.        liquidity, market
These securities are usually discounted
and are rated by S&P or Moody's.

----------------------------------------------------------------------------------------
Private placements   Bonds or other          credit, interest rate,             |X|
investments that are sold directly to an     liquidity, market, valuation
institutional investor.
----------------------------------------------------------------------------------------


Repurchase agreements   Contracts whereby    credit                             |_|
the seller of a security agrees to
repurchase the same security from the
buyer on a particular date and at a
specific price.

----------------------------------------------------------------------------------------
Synthetic variable rate instruments   Debt   credit, interest rate,             |X|
instruments whereby the issuer agrees to     leverage, liquidity, market
exchange one security for another in
order to change the maturity or quality
of a security in the fund.
----------------------------------------------------------------------------------------
Tax exempt municipal securities              credit, interest rate, market,     |X|(1)
Securities, generally issued as general      natural event, political
obligation and revenue bonds, whose
interest is exempt from federal taxation
and state and/or local taxes in the
state where the securities were issued.
----------------------------------------------------------------------------------------
U.S. government securities   Debt            interest rate                      |X|
instruments (Treasury bills, notes, and
bonds) guaranteed by the U.S. government
for the timely payment of principal and
interest.
----------------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred       credit, interest rate,             |X|
payment securities   Securities offering     liquidity, market, valuation
non-cash or delayed-cash payment. Their
prices are typically more volatile than
those of some other debt instruments and
involve certain special tax
considerations.
----------------------------------------------------------------------------------------


Risk related to certain securities held by J.P. Morgan Institutional California Bond Fund:

Credit risk   The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Interest rate risk   The risk a change in interest rates will adversely affect
the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk   The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk   The risk the holder may not be able to sell the security at the time or price it desires.

Market risk   The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk   The risk of a natural disaster, such as a hurricane or
similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk   The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk   The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk   The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) At least 65% of assets must be in California municipal securities.


12   FUND DETAILS

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past two fiscal periods. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the annual report, which is available upon request.

================================================================================



Per-share data     For fiscal periods ended April 30
--------------------------------------------------------------------------------
                                                        1997(1)            1998

Net asset value, beginning of period ($)                10.00              9.90
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                              0.16              0.42
  Net realized and unrealized gain (loss)
  on investment ($)                                     (0.10)             0.30
================================================================================
Total from investment operations ($)                     0.06              0.72
--------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                             (0.16)            (0.42)
Net asset value, end of period ($)                       9.90             10.20
--------------------------------------------------------------------------------
Total return (%)                                         0.56(2)           7.35
--------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                14,793            46,280
--------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                             0.45(3)           0.45
--------------------------------------------------------------------------------
Net investment income (%)                                4.43(3)           4.11
--------------------------------------------------------------------------------
Decrease reflected in expense ratio due to
expense reimbursement (%)                                3.01(3)           0.34
--------------------------------------------------------------------------------
Portfolio turnover (%)                                     40                44
--------------------------------------------------------------------------------

(1) The fund commenced operations on 12/23/96.

(2) Not annualized.

(3) Annualized.


                                                              FUND DETAILS    13

FOR MORE INFORMATION
--------------------------------------------------------------------------------

For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports   Contain financial statements, performance data,
information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.


Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional California Bond Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com


Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07795 and 333-11125.

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JP MORGAN
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor                                      Distributor

Morgan Guaranty Trust Company of New York    Funds Distributor, Inc.
522 Fifth Avenue                             60 State Street
New York, NY 10036                           Boston, MA 02109
1-800-766-7722                               1-800-221-7930

                                                                     PROS332-988